UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22998

CSOP ETF TRUST

(Exact name of registrant as specified in charter)

2801 – 2803, Two Exchange Square,

8 Connaught Place,

Central, Hong Kong

(Address of principal executive offices) (Zip Code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 852 3406-5628

Date of fiscal year end: September 30

Date of reporting period: September 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking rules.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

CSOP ETF TRUST
CSOP FTSE CHINA A50 ETF
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF
ANNUAL REPORT
SEPTEMBER 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.
You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of your shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

CSOP ETF TRUST

Letter to Shareholders (unaudited)
October 16, 2019

Dear Shareholder,
In his 1987 book Trump: The Art of the Deal, Mr. Trump asserted that politicians don’t care too much what things cost. It’s not their money. 32 years later, when the US and China wandered into the second year of the messy trade dispute, now President Trump finally realized what things cost: a recession. And he started to care, because it may cost his re-election.
Time is on the side of President Xi, who is not bothered by a re-election concern. He and his top brass reached a consensus to attribute the weakness of the stock market in 2018 to the domestic de-leveraging policy, instead of the external shock from the trade dispute. Therefore he gradually switched into a harsher stance to the trade negotiation, while announcing several monetary and fiscal stimulus packages. As of October 14, 2019, FTSE China A50 Index(1) reached the year-high, recording a year-to-date return of 39.28%.
The Chinese authorities quietly paused the controversial “de-leverage policy” and allowed the corporates and individuals to put on leverage. In December 2018, the National Development and Reform Commission (“NDRC”) started to allow some qualified enterprises to issue bonds in the domestic market. It was widely read as a strong loosening signal for the corporates, especially those troubled by tight cash flows. Observers argued that the local property developers were among the beneficiaries. Although it was not until the beginning of 2019 when we saw the massive loosening policy, the NDRC’s new rule in December may be a falling leaf indicating the coming autumn.
The more obvious signal didn’t come till beginning of 2019. On Jan 4, 2019, Premier Li Keqiang paid a visit to three state-owned banks, where he vowed to provide more proactive macro stimulus policies to support the economy, with tools including the required reserve ratio (“RRR”) cut and tax/fees reduction. Soon the People’s Bank of China echoed Premier Li’s assurance with a 100 basis point RRR cut. The aggregate social financing for the month of January alone turned out to be RMB(2) 4.6 trillion, dwarfing the RMB 4 trillion stimulus package announced during the global financial crisis in November 2008. The aggressive liquidity injection by China’s central bank conveniently coincided with the dovish tone by its US counterpart, which cut interest rates later.
Although experiencing volatility in export growth, China’s consumption sector continued to expand rapidly. China’s Retail Sales Value year-on-year (“YoY”) growth rate for May 2019 came at 8.6%, higher than the prior figure of 7.2%. The past decade saw the economic indicator sliding from north of 20% to a high single digit. However the leaders in sub-sectors such as Chinese baijiu, food seasonings, dairy, personal hygiene products, and instant noodles continue to grow at between 15% – 30% and to gain market share. More importantly the data showed those leaders’ quarterly sales growth rate recovered significantly in 2Q2019, compared with 1Q2019. Onlookers attributed the rebound to the effects of the economic stimulus policies at the beginning of the year.
Meanwhile, China’s capital market continued to open up as the removal of the foreign ownership cap on China brokers by 2020 came one year ahead of the previously announced schedule. International banks will be allowed to control their Chinese joint-venture entities and to fully control the subsidiary in the near future. The 100% ownership in domestic entities will bring the benefits of more flexible capital injection and better cross-border facility to the overseas players in China. Escalating competition from the foreign banks in areas such as institutional services, investment bank department (“IBD”) and asset /wealth management can be expected.

CSOP ETF TRUST

LETTER TO SHAREHOLDERS (unaudited) (concluded)
Looking forward, we continue to hold the view that a constructive dialogue is the best way to solve the dispute between the world’s two largest economies. As President Trump may have realized, further escalation of the trade dispute to a technology or financial one, may inevitably drag the two countries or even the world into a recession, which nobody would prefer, even as a politician. Fortunately, more evidence has emerged that the two nations are actively moving towards the light at the end of the tunnel.
In the meantime, we will continue to work hard to refine our products through better service and more innovation to help our investors capitalize on the opening of China’s capital market. We firmly believe the two countries will finally reach a mutually-beneficial solution to solve the trade dispute, where we will see the euphoria reflected in the Chinese stock market. As your trusted partner for China-related investment solutions, we remain ever appreciative of your belief in our mission and look forward to your continued support of our products, our company, and our devoted employees.
Sincerely,
Ding Chen
Trustee and Chairman
CSOP ETF Trust

(1)
FTSE China A50 Index is a capitalization-weighted index of 50 China A-Share companies. The index is designed to measure the performance of China’s economy through changes in the aggregate market value of the 50 largest China A-Share companies.

(2)
RMB is the abbreviation of Chinese Renminbi.

One cannot invest directly in an index.
The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures reflect voluntary fee waivers and/or expense reimbursements. In the absence of contractual fee waivers and/or expense reimbursements, the total return would have been lower. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.csopasset.us.

CSOP ETF TRUST
CSOP FTSE CHINA A50 ETF

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (unaudited)
The CSOP FTSE China A50 ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the performance of the FTSE China A50 Net Total Return Index (the “Index”). The Fund uses a representative sampling strategy. For the 12 months ended September 30, 2019, the Fund’s total return at NAV was 12.05% while the Index’s total return was 13.24%.
FTSE China A50 Index recorded a 30% rally from the beginning of the year to the end of September. Onlookers attributed the euphoria to the accommodative monetary policy, improved economic data as well as index inclusion by major index providers such as MSCI and FTSE. As the weighting of Chinese onshore equity became more significant in global indices, the international investor community were actively allocating more capital in China’s stock market.
Comparison of Change in Value of  $10,000 Investment (based on Net Asset Value)
The following graph depicts the performance of CSOP FTSE China A50 ETF vs the FTSE China A50 Net Total Return Index®(1) from March 10, 2015 (commencement of operations date)* to September 30, 2019.
	1 Year Return	Annualized 3 Years Return	Annualized Since Inception Return	Since Inception Date
CSOP FTSE China A50 ETF (NAV)	12.05%	11.58%	5.40%	3/10/2015
CSOP FTSE China A50 ETF (Market)	10.79%	10.91%	5.29%	3/10/2015
FTSE China A50 Net Total Return Index®(1)	13.24%	12.45%	5.50%	3/10/2015

*
The commencement of operations date, March 10, 2015, is the date the Fund was seeded. The Listing Date is the date the first shares were purchased to meet the outstanding shares required for listing on the NYSE Arca, Inc. CSOP FTSE China A50 ETF was listed on the NYSE Arca, Inc. on March 12, 2015.

(1)
The FTSE China A50 Net Total Return Index® (the “Index”) is comprised of the largest 50 China A-Share companies by full market capitalization of the FTSE China A All Cap Free Index. The Index is a subset of the FTSE China A All Cap Free Index. The FTSE China A All Cap Free Index is FTSE’s most comprehensive benchmark for the Chinese A share market. It is denominated and quoted in Chinese Offshore Renminbi (“RMB”) and comprised of stocks listed on the Shanghai Stock and Shenzhen Stock Exchange main markets, the Shenzhen SME Board and/or the Shenzhen ChiNext Board. The Index is a net total return index, which means that its performance reflects the reinvestment of dividends, net of withholding taxes, from the securities included on the Index.

One cannot invest directly in an index.
The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures reflect voluntary fee waivers and/or expense reimbursements. In the absence of contractual fee waivers and/or expense reimbursements, the total return would have been lower. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.csopasset.us.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (unaudited) (concluded)
The CSOP MSCI China A International Hedged ETF (the “Fund” or “CNHX”) seeks to provide investment results that, before fees and expenses, track the performance of the MSCI China A International with CNH 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively have an investment profile similar to the Index and as a result may or may not hold all of the securities that are included in the Index. For the 12 months ended September 30, 2019, the Fund’s total return at NAV was 11.95% while the Index’s total return was 12.87%.
CNHX unit holders benefited from both the higher equity price and the protection of currency volatility. Onlookers attributed the euphoria to the accommodative monetary policy, improved economic data as well as index inclusion by major index providers such as MSCI and FTSE. As the weighting of Chinese onshore equity became more significant in global indices, the international investor community were actively allocating more capital in the China stock market. In the meanwhile, the hedging feature of the Fund helped investors avoid unwanted currency volatility.
Comparison of Change in Value of  $10,000 Investment (based on Net Asset Value)
The following graph depicts the performance of CSOP MSCI China A International Hedged ETF vs MSCI China A International with CNH 100% Hedged to USD Index®(1) from October 20, 2015 (commencement of operations date)* to September 30, 2019.
	1 Year Return	Annualized 3 Years Return	Annualized Since Inception Return	Since Inception Date
CSOP MSCI China A International Hedged ETF (NAV)	11.95%	4.86%	0.37%	10/20/2015
CSOP MSCI China A International Hedged ETF (Market)	12.53%	4.58%	0.13%	10/20/2015
MSCI China A International with CNH 100% Hedged to USD Index®(1)	12.87%	1.82%	(2.37)%	10/20/2015

*
The commencement of operations date, October 20, 2015, is the date the Fund was seeded. The Listing Date is the date the first shares were purchased to meet the outstanding shares required for listing on the NYSE Arca, Inc. CSOP MSCI China A International Hedged ETF was listed on the NYSE Arca, Inc. on October 21, 2015.

(1)
The MSCI China A International with CNH 100% Hedged to USD Index® (the “Index”) is designed to track the equity market performance of Chinese securities (A-Shares) listed on both the Shanghai Stock Exchange and the Shenzhen Stock Exchange, while at the same time neutralizing exposure to the fluctuations of the RMB relative to the U.S. dollar. The Index is broad-based and aims to capture the majority of the investible domestic Chinese equity universe, including large-cap and mid-cap A-Share stocks. The Index is currency hedged to the U.S. dollar by adjusting the daily index value to reflect the impact of selling renminbi (“RMB”) forward contracts at the one-month forward rate published by WM/Reuters.

One cannot invest directly in an index.
The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures reflect voluntary fee waivers and/or expense reimbursements. In the absence of contractual fee waivers and/or expense reimbursements, the total return would have been lower. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.csopasset.us.

CSOP ETF TRUST

DISCLOSURE OF FUND EXPENSES
September 30, 2019
(unaudited)
Example
As a shareholder of a Fund, you may incur two potential types of costs: (1) transaction costs, such as brokerage commissions for the purchases and sales of your Fund Shares, and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from April 1, 2019 until September 30, 2019.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
The expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transaction fees, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the number under the heading “Hypothetical Expenses paid during the period” is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. If transaction costs were included, your costs would have been higher.
Fund	Beginning Account Value 4/1/2019	Actual Ending Value 9/30/2019	Hypothetical Ending Account Value 9/30/2019	Actual Expenses Paid During the Period(a)	Hypothetical Expenses Paid During the Period(a)	Annualized Expense Ratio
CSOP FTSE China A50 ETF	$1,000.00	$997.00	$1,021.56	$3.50	$3.55	0.70%
CSOP MSCI China A International Hedged ETF	1,000.00	1,005.70	1,021.11	3.97	4.00	0.79%

(a)
Expenses are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183 days) in the most recent fiscal half-year since commencement of operations, then divided by 365 (to reflect the one-half year period).

CSOP ETF TRUST
CSOP FTSE CHINA A50 ETF

SCHEDULE OF INVESTMENTS
September 30, 2019
	Shares	Market Value
Common Stocks – 99.5%
China – 99.5%
Agriculture – 0.3%
Wens Foodstuffs Group Co. Ltd. Class A	6,900	$35,969
Auto Manufacturers – 1.2%
SAIC Motor Corp. Ltd. Class A	44,089	146,997
Banks – 29.9%
Agricultural Bank of China Ltd. Class A	623,300	302,371
Bank of China Ltd. Class A	342,900	172,115
Bank of Communications Co. Ltd. Class A	325,700	248,875
China CITIC Bank Corp. Ltd. Class A	44,338	35,061
China Construction Bank Corp. Class A	146,500	143,576
China Everbright Bank Co. Ltd. Class A	226,700	125,232
China Merchants Bank Co. Ltd. Class A	191,310	932,094
China Minsheng Banking Corp. Ltd. Class A	449,884	379,721
Industrial & Commercial Bank of China Ltd. Class A	350,900	272,067
Industrial Bank Co. Ltd. Class A	225,432	554,070
Ping An Bank Co. Ltd. Class A	117,324	256,449
Shanghai Pudong Development Bank Co. Ltd. Class A	233,981	388,418
		3,810,049
Beverages – 14.0%
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	7,200	104,987
Kweichow Moutai Co. Ltd. Class A	7,211	1,162,681
Wuliangye Yibin Co. Ltd. Class A	28,600	520,485
		1,788,153
Building Materials – 1.3%
Anhui Conch Cement Co. Ltd. Class A	28,100	162,871
Coal – 0.7%
China Shenhua Energy Co. Ltd. Class A	32,167	84,698
Commercial Services – 0.3%
Shanghai International Port Group Co. Ltd. Class A	49,100	39,171
Diversified Financial Services – 4.1%
CITIC Securities Co. Ltd. Class A	126,446	398,537
Guotai Junan Securities Co. Ltd. Class A	53,800	132,532
		531,069
Electric – 1.3%
China Yangtze Power Co. Ltd. Class A	64,400	164,604
Electrical Components & Equipment – 0.3%
Contemporary Amperex Technology Co. Ltd. Class A	3,600	36,089

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP FTSE CHINA A50 ETF

SCHEDULE OF INVESTMENTS – (continued)
September 30, 2019

	Shares	Market Value
Electronics – 1.6%
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	46,063	$208,604
Engineering & Construction – 2.7%
China Communications Construction Co. Ltd. Class A	22,900	32,460
China State Construction Engineering Corp. Ltd. Class A	273,260	208,038
Shanghai International Airport Co. Ltd. Class A	9,400	105,145
		345,643
Food – 3.1%
Foshan Haitian Flavouring & Food Co. Ltd. Class A	4,400	67,804
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	81,300	325,093
		392,897
Healthcare-Products – 0.4%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	2,000	51,725
Home Furnishings – 6.7%
Gree Electric Appliances, Inc. of Zhuhai Class A	69,200	555,940
Midea Group Co. Ltd. Class A	42,190	302,272
		858,212
Insurance – 17.2%
China Life Insurance Co. Ltd. Class A	23,745	91,486
China Pacific Insurance Group Co. Ltd. Class A	40,917	200,043
New China Life Insurance Co. Ltd. Class A	10,646	72,647
Ping An Insurance Group Co. of China Ltd. Class A	149,825	1,828,397
		2,192,573
Internet – 0.2%
360 Security Technology, Inc. Class A	6,500	21,398
Iron/Steel – 0.6%
Baoshan Iron & Steel Co. Ltd. Class A	85,500	70,847
Leisure Time – 1.3%
China International Travel Service Corp. Ltd. Class A	12,700	165,705
Miscellaneous Manufacturer – 1.0%
CRRC Corp. Ltd. Class A	121,130	124,317
Oil & Gas – 1.3%
China Petroleum & Chemical Corp. Class A	155,500	109,447
PetroChina Co. Ltd. Class A	65,900	57,193
		166,640
Pharmaceuticals – 2.9%
Jiangsu Hengrui Medicine Co. Ltd. Class A	33,052	373,879

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP FTSE CHINA A50 ETF

SCHEDULE OF INVESTMENTS – (concluded)
September 30, 2019

	Shares	Market Value
Real Estate – 5.5%
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	33,400	$88,928
China Vanke Co. Ltd. Class A	105,249	382,195
Poly Developments & Holdings Group Co. Ltd. Class A	111,500	223,552
		694,675
Telecommunications – 1.1%
China United Network Communications Ltd. Class A	123,800	104,319
Foxconn Industrial Internet Co. Ltd. Class A	18,200	36,745
		141,064
Transportation – 0.5%
SF Holding Co. Ltd. Class A	11,586	64,035
Total Common Stocks (Cost $10,384,694)		12,671,884
Total Investments – 99.5% (Cost $10,384,694)#		12,671,884
Other assets in excess of liabilities – 0.5%		68,159
Net Assets – 100.0%		$12,740,043

#
Cost for federal income tax purposes is $11,738,855. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,627,024
Gross unrealized depreciation	(1,693,995)
Net unrealized appreciation	$933,029

Summary of Investments by Sector^ (unaudited)
Financials	51.3%
Consumer Staples	17.4
Consumer Discretionary	9.2
Real Estate	5.5
Industrials	4.8
Health Care	3.3
Information Technology	2.1
Energy	2.0
Materials	1.8
Utilities	1.3
Communication Services	0.8
Other assets in excess of liabilities	0.5
100.0%

^
As a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS
September 30, 2019
	Shares	Market Value
Common Stocks – 89.2%
China – 89.2%
Advertising – 0.2%
Focus Media Information Technology Co. Ltd. Class A	4,440	$3,268
Aerospace/Defense – 0.4%
AECC Aviation Power Co. Ltd. Class A	700	2,147
AVIC Aircraft Co. Ltd. Class A	1,400	3,052
		5,199
Agriculture – 1.4%
Beijing Dabeinong Technology Group Co. Ltd. Class A	1,800	1,153
Muyuan Foodstuff Co. Ltd. Class A	1,080	10,675
New Hope Liuhe Co. Ltd. Class A	2,100	5,056
Tongwei Co. Ltd. Class A	1,800	3,215
		20,099
Airlines – 0.7%
Air China Ltd. Class A	1,600	1,795
China Eastern Airlines Corp. Ltd. Class A(a)	3,700	2,687
China Southern Airlines Co. Ltd. Class A	3,800	3,532
Spring Airlines Co. Ltd. Class A	400	2,386
		10,400
Auto Manufacturers – 1.5%
BYD Co. Ltd. Class A	700	4,788
Chongqing Changan Automobile Co. Ltd. Class A	2,000	2,078
SAIC Motor Corp. Ltd. Class A	3,500	11,669
Zhengzhou Yutong Bus Co. Ltd. Class A	1,200	2,339
		20,874
Auto Parts & Equipment – 0.9%
Fuyao Glass Industry Group Co. Ltd. Class A	1,100	3,313
Huayu Automotive Systems Co. Ltd. Class A	1,100	3,624
Wanxiang Qianchao Co. Ltd. Class A	1,440	1,046
Weichai Power Co. Ltd. Class A	3,200	5,034
		13,017
Banks – 17.5%
Agricultural Bank of China Ltd. Class A	32,400	15,718
Bank of Beijing Co. Ltd. Class A	8,640	6,493
Bank of China Ltd. Class A	21,200	10,641
Bank of Communications Co. Ltd. Class A	18,700	14,289
Bank of Guiyang Co. Ltd. Class A	1,680	2,005
The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS – (continued)
September 30, 2019

	Shares	Market Value
Banks – 17.5% (continued)
Bank of Jiangsu Co. Ltd. Class A	5,200	$4,892
Bank of Nanjing Co. Ltd. Class A	4,536	5,463
Bank of Ningbo Co. Ltd. Class A	2,730	9,649
Bank of Shanghai Co. Ltd. Class A	6,214	8,146
China CITIC Bank Corp. Ltd. Class A	2,600	2,056
China Construction Bank Corp. Class A	5,100	4,998
China Everbright Bank Co. Ltd. Class A	18,900	10,440
China Merchants Bank Co. Ltd. Class A	10,500	51,158
China Minsheng Banking Corp. Ltd. Class A	15,960	13,471
Huaxia Bank Co. Ltd. Class A	5,040	5,215
Industrial & Commercial Bank of China Ltd. Class A	23,200	17,988
Industrial Bank Co. Ltd. Class A	10,600	26,053
Ping An Bank Co. Ltd. Class A	8,160	17,836
Shanghai Pudong Development Bank Co. Ltd. Class A	12,584	20,890
		247,401
Beverages – 10.8%
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	700	10,207
Kweichow Moutai Co. Ltd. Class A	600	96,742
Luzhou Laojiao Co. Ltd. Class A	600	7,169
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	400	4,336
Tsingtao Brewery Co. Ltd. Class A	400	2,720
Wuliangye Yibin Co. Ltd. Class A	1,700	30,938
		152,112
Biotechnology – 0.2%
Hualan Biological Engineering, Inc. Class A	720	3,462
Building Materials – 1.3%
Anhui Conch Cement Co. Ltd. Class A	2,100	12,172
BBMG Corp. Class A	3,800	1,769
Beijing New Building Materials PLC Class A	800	2,019
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	1,500	1,907
		17,867
Chemicals – 1.1%
China Hainan Rubber Industry Group Co. Ltd. Class A	2,200	1,385
Qinghai Salt Lake Industry Co. Ltd. Class A(a)	900	967
Rongsheng Petro Chemical Co. Ltd. Class A	1,500	2,303
Sinopec Shanghai Petrochemical Co. Ltd. Class A	3,200	1,871
Tianqi Lithium Corp. Class A	500	1,907
Zhejiang Longsheng Group Co. Ltd. Class A	1,800	3,548
The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS – (continued)
September 30, 2019

	Shares	Market Value
Chemicals – 1.1% (continued)
Zhejiang NHU Co. Ltd. Class A	1,020	$3,059
		15,040
Coal – 0.8%
China Shenhua Energy Co. Ltd. Class A	2,200	5,793
Shaanxi Coal Industry Co. Ltd. Class A	2,300	2,815
Shanxi Lu’an Environmental Energy Development Co. Ltd. Class A	1,600	1,624
Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A	1,700	1,402
		11,634
Commercial Services – 0.4%
Ningbo Zhoushan Port Co. Ltd. Class A	4,100	2,144
Shanghai International Port Group Co. Ltd. Class A	3,300	2,633
		4,777
Computers – 1.7%
Aisino Corp. Class A	1,000	2,937
BOE Technology Group Co. Ltd. Class A	16,100	8,465
Dawning Information Industry Co. Ltd. Class A	420	2,021
DHC Software Co. Ltd. Class A	1,400	1,323
Inspur Electronic Information Industry Co. Ltd. Class A	650	2,342
Newland Digital Technology Co. Ltd. Class A	900	2,067
Unisplendour Corp. Ltd. Class A	420	1,854
Venustech Group, Inc. Class A	800	3,587
		24,596
Distribution/Wholesale – 0.2%
Liaoning Cheng Da Co. Ltd. Class A(a)	800	1,484
Shanghai Jahwa United Co. Ltd. Class A	400	1,926
		3,410
Diversified Financial Services – 6.2%
Anxin Trust Co. Ltd. Class A(a)	2,376	1,569
Changjiang Securities Co. Ltd. Class A	2,600	2,552
China Merchants Securities Co. Ltd. Class A	2,800	6,458
CITIC Securities Co. Ltd. Class A	4,700	14,814
Dongxing Securities Co. Ltd. Class A	900	1,382
Everbright Securities Co. Ltd. Class A	1,600	2,542
Founder Securities Co. Ltd. Class A	4,400	4,250
GF Securities Co. Ltd. Class A(a)	2,800	5,327
Guosen Securities Co. Ltd. Class A	2,200	3,788
Guotai Junan Securities Co. Ltd. Class A	3,400	8,376
The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS – (continued)
September 30, 2019

	Shares	Market Value
Diversified Financial Services – 6.2% (continued)
Guoyuan Securities Co. Ltd. Class A	1,650	$1,975
Haitong Securities Co. Ltd. Class A	3,900	7,819
Huatai Securities Co. Ltd. Class A	2,600	6,959
Industrial Securities Co. Ltd. Class A	3,560	3,105
Orient Securities Co. Ltd. Class A	2,700	3,861
Shanxi Securities Co. Ltd. Class A	1,200	1,321
Shenwan Hongyuan Group Co. Ltd. Class A	8,910	5,971
Sinolink Securities Co. Ltd. Class A	1,600	1,954
SooChow Securities Co. Ltd. Class A	1,300	1,686
Western Securities Co. Ltd. Class A	1,600	1,999
		87,708
Electric – 2.9%
China National Nuclear Power Co. Ltd. Class A	6,200	4,598
China Yangtze Power Co. Ltd. Class A	5,900	15,080
GD Power Development Co. Ltd. Class A	8,500	2,848
Huadian Power International Corp. Ltd. Class A	4,400	2,208
Huaneng Power International, Inc. Class A	2,500	2,033
SDIC Power Holdings Co. Ltd. Class A	3,600	4,548
Shenergy Co. Ltd. Class A	2,500	1,946
Shenzhen Energy Group Co. Ltd. Class A	2,100	1,702
Sichuan Chuantou Energy Co. Ltd. Class A	2,300	3,218
Zhejiang Zheneng Electric Power Co. Ltd. Class A	4,700	2,570
		40,751
Electrical Components & Equipment – 0.6%
AVIC Jonhon Optronic Technology Co. Ltd. Class A	507	2,927
Fangda Carbon New Material Co. Ltd. Class A(a)	1,192	1,942
TBEA Co. Ltd. Class A	1,900	1,732
Xinjiang Goldwind Science & Technology Co. Ltd. Class A	1,430	2,510
		9,111
Electronics – 2.7%
GoerTek, Inc. Class A	1,600	3,944
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	4,150	18,794
Luxshare Precision Industry Co. Ltd. Class A	2,661	9,984
O-film Group Co. Ltd. Class A(a)	1,250	2,086
Tunghsu Optoelectronic Technology Co. Ltd. Class A	1,800	1,433
Zhejiang Chint Electrics Co. Ltd. Class A	600	1,837
		38,078

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS – (continued)
September 30, 2019

	Shares	Market Value
Energy-Alternate Sources – 0.6%
Hubei Energy Group Co. Ltd. Class A	2,900	$1,655
LONGi Green Energy Technology Co. Ltd. Class A	1,820	6,693
		8,348
Engineering & Construction – 2.7%
China Communications Construction Co. Ltd. Class A	1,200	1,701
China Gezhouba Group Co. Ltd. Class A	2,400	1,962
China National Chemical Engineering Co. Ltd. Class A	2,700	2,196
China Railway Construction Corp. Ltd. Class A	5,200	6,897
China State Construction Engineering Corp. Ltd. Class A	16,940	12,897
Metallurgical Corp. of China Ltd. Class A	6,700	2,621
Power Construction Corp. of China Ltd. Class A	4,000	2,596
Shanghai Construction Group Co. Ltd. Class A	1	0
Shanghai International Airport Co. Ltd. Class A	500	5,593
Shanghai Tunnel Engineering Co. Ltd. Class A	1,700	1,404
		37,867
Environmental Control – 0.1%
Beijing Capital Co. Ltd. Class A	2,600	1,210
Tus Environmental Science And Technology Development Co. Ltd. Class A	560	741
		1,951
Food – 2.6%
Foshan Haitian Flavouring & Food Co. Ltd. Class A	1,000	15,410
Henan Shuanghui Investment & Development Co. Ltd. Class A	1,200	4,156
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	3,000	11,996
Yonghui Superstores Co. Ltd. Class A	4,400	5,484
		37,046
Healthcare-Services – 0.2%
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	1,584	2,701
Holding Companies-Diversified – 0.3%
Avic Capital Co. Ltd. Class A	3,400	2,226
Zhejiang China Commodities City Group Co. Ltd. Class A	2,900	1,537
		3,763
Home Furnishings – 2.8%
Gree Electric Appliances, Inc. of Zhuhai Class A	1,200	9,641
Haier Smart Home Co. Ltd. Class A	2,900	6,221
Midea Group Co. Ltd. Class A	2,900	20,777
TCL Corp. Class A	5,900	2,945
		39,584

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS – (continued)
September 30, 2019

	Shares	Market Value
Insurance – 6.5%
China Life Insurance Co. Ltd. Class A	1,300	$5,009
China Pacific Insurance Group Co. Ltd. Class A	2,500	12,222
Hubei Biocause Pharmaceutical Co. Ltd. Class A	2,100	2,076
New China Life Insurance Co. Ltd. Class A	700	4,777
Ping An Insurance Group Co. of China Ltd. Class A	5,500	67,120
		91,204
Investment Companies – 0.2%
SDIC Capital Co. Ltd. Class A	1,300	2,271
Iron/Steel – 1.1%
Angang Steel Co. Ltd. Class A	3,510	1,521
Baoshan Iron & Steel Co. Ltd. Class A	8,824	7,312
Hesteel Co. Ltd. Class A	5,700	2,014
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	18,060	3,697
Maanshan Iron & Steel Co. Ltd. Class A	3,000	1,131
		15,675
Leisure Time – 0.9%
China International Travel Service Corp. Ltd. Class A	1,000	13,048
Machinery-Construction & Mining – 1.1%
Sany Heavy Industry Co. Ltd. Class A	4,100	8,209
Shanghai Electric Group Co. Ltd. Class A	4,000	2,815
XCMG Construction Machinery Co. Ltd. Class A	3,800	2,360
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	3,400	2,717
		16,101
Machinery-Diversified – 0.6%
China Shipbuilding Industry Group Power Co. Ltd. Class A(a)	600	1,923
NARI Technology Co. Ltd. Class A	2,300	6,595
		8,518
Media – 0.3%
China South Publishing & Media Group Co. Ltd. Class A	1,000	1,696
Chinese Universe Publishing & Media Group Co. Ltd. Class A	800	1,465
CITIC Guoan Information Industry Co. Ltd. Class A(a)	2,000	1,012
		4,173
Mining – 1.6%
China Molybdenum Co. Ltd. Class A	3,200	1,633
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	1,700	2,591
Ganfeng Lithium Co. Ltd. Class A	450	1,423
Jiangxi Copper Co. Ltd. Class A	1,100	2,216
The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS – (continued)
September 30, 2019

	Shares	Market Value
Mining – 1.6% (continued)
Shandong Gold Mining Co. Ltd. Class A	980	$4,656
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	1,800	1,019
Tongling Nonferrous Metals Group Co. Ltd. Class A	4,700	1,430
Zhejiang Huayou Cobalt Co. Ltd. Class A	546	2,060
Zhongjin Gold Corp. Ltd. Class A	1,888	2,298
Zijin Mining Group Co. Ltd. Class A	7,500	3,439
		22,765
Miscellaneous Manufacturer – 1.0%
China Jushi Co. Ltd. Class A	1,560	1,776
CRRC Corp. Ltd. Class A	10,900	11,187
Jihua Group Corp. Ltd. Class A	2,100	1,048
		14,011
Oil & Gas – 1.0%
China Petroleum & Chemical Corp. Class A	13,100	9,220
PetroChina Co. Ltd. Class A	5,100	4,426
		13,646
Oil & Gas Services – 0.1%
Offshore Oil Engineering Co. Ltd. Class A	2,300	1,738
Pharmaceuticals – 3.9%
Beijing SL Pharmaceutical Co. Ltd. Class A	600	1,050
Beijing Tongrentang Co. Ltd. Class A	800	3,017
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	500	2,042
Dong-E-E-Jiao Co. Ltd. Class A	400	1,710
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	600	2,919
Huadong Medicine Co. Ltd. Class A	720	2,645
Jiangsu Hengrui Medicine Co. Ltd. Class A	2,003	22,658
Jointown Pharmaceutical Group Co. Ltd. Class A	1,000	2,001
Kangmei Pharmaceutical Co. Ltd. Class A	2,300	1,254
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	1,000	3,543
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	500	1,311
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	700	2,538
Tasly Pharmaceutical Group Co. Ltd. Class A	840	1,835
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	1,037	2,544
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	300	4,285
		55,352
Pipelines – 0.1%
Guanghui Energy Co. Ltd. Class A	3,510	1,634

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS – (continued)
September 30, 2019

	Shares	Market Value
Real Estate – 4.3%
China Fortune Land Development Co. Ltd. Class A	1,100	$4,159
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	3,162	8,419
China Vanke Co. Ltd. Class A	4,400	15,978
Financial Street Holdings Co. Ltd. Class A	1,600	1,727
Gemdale Corp. Class A	2,400	3,887
Jinke Properties Group Co. Ltd. Class A	2,700	2,483
Poly Developments & Holdings Group Co. Ltd. Class A	5,700	11,428
RiseSun Real Estate Development Co. Ltd. Class A	1,800	2,090
Seazen Holdings Co. Ltd. Class A	1,000	3,979
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	900	1,956
Shenzhen Overseas Chinese Town Co. Ltd. Class A	3,400	3,351
Xinhu Zhongbao Co. Ltd. Class A	3,200	1,297
		60,754
Retail – 1.0%
China Grand Automotive Services Group Co. Ltd. Class A	2,700	1,457
Oriental Pearl Group Co. Ltd. Class A	1,820	2,335
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	1,000	2,552
Suning.com Co. Ltd. Class A	3,900	5,665
Youngor Group Co. Ltd. Class A	1,960	1,761
		13,770
Semiconductors – 0.3%
Sanan Optoelectronics Co. Ltd. Class A	1,920	3,790
Software – 1.6%
Beijing Shiji Information Technology Co. Ltd. Class A	600	3,319
Giant Network Group Co. Ltd. Class A	600	1,590
Hundsun Technologies, Inc. Class A	390	4,043
Iflytek Co. Ltd. Class A(a)	750	3,350
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A	600	1,517
Yonyou Network Technology Co. Ltd. Class A	1,183	5,123
Zhejiang Dahua Technology Co. Ltd. Class A	1,600	3,874
		22,816
Telecommunications – 1.9%
China Spacesat Co. Ltd. Class A	600	1,823
China United Network Communications Ltd. Class A	13,500	11,376
Dr Peng Telecom & Media Group Co. Ltd. Class A(a)	700	654
Fiberhome Telecommunication Technologies Co. Ltd. Class A	500	1,918
Guangzhou Haige Communications Group, Inc. Co. Class A	1,200	1,649
Hengtong Optic-electric Co. Ltd. Class A	1,000	2,182
The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS – (continued)
September 30, 2019

	Shares	Market Value
Telecommunications – 1.9% (continued)
ZTE Corp. Class A(a)	1,700	$7,629
		27,231
Transportation – 0.9%
COSCO Shipping Development Co. Ltd. Class A	4,000	1,408
COSCO Shipping Holdings Co. Ltd. Class A(a)	3,800	2,536
Daqin Railway Co. Ltd. Class A	7,100	7,556
Guangshen Railway Co. Ltd. Class A	3,000	1,295
		12,795
Total Common Stocks (Cost $1,186,740)		1,261,356
Total Investments – 89.2% (Cost $1,186,740)#		1,261,356
Other assets in excess of liabilities – 10.8%		153,221
Net Assets – 100.0%		$1,414,577

(a)
Non-income producing security.

#
Cost for federal income tax purposes is $1,303,388. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$372,743
Gross unrealized depreciation	(421,420)
Net unrealized depreciation	$(48,677)
The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS – (concluded)
September 30, 2019

Summary of Investments by Sector^ (unaudited)
Financials	30.5%
Consumer Staples	14.9
Industrials	9.0
Information Technology	7.6
Consumer Discretionary	6.6
Health Care	4.7
Materials	4.7
Real Estate	4.3
Utilities	3.1
Energy	2.0
Communication Services	1.8
Other assets in excess of liabilities	10.8
100.0%

^
As a percentage of net assets.

Financial Derivative Instruments
Open Forward Foreign Currency Exchange Contracts
Currency	Buy Amount	Currency	(Sell) Amount	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
RMB	10,264,637	USD	(1,437,469)	Brown Brothers Harriman & Co.	10/8/2019	$1,481	$—
RMB	163,764	USD	(22,923)	Brown Brothers Harriman & Co.	11/4/2019	18	—
RMB	125,247	USD	(17,575)	Brown Brothers Harriman & Co.	10/8/2019	—	(17)
USD	21,742	RMB	(155,461)	Brown Brothers Harriman & Co.	10/8/2019	—	(51)
USD	15,311	RMB	(110,128)	Brown Brothers Harriman & Co.	10/8/2019	—	(127)
USD	57,772	RMB	(414,275)	Brown Brothers Harriman & Co.	10/8/2019	—	(304)
USD	1,436,231	RMB	(10,264,637)	Brown Brothers Harriman & Co.	11/4/2019	—	(1,646)
USD	1,355,202	RMB	(9,710,020)	Brown Brothers Harriman & Co.	10/8/2019	—	(5,999)
						$1,499	$(8,144)
Net Unrealized (Depreciation) on Open Forward Foreign Currency Contracts							$(6,645)
Currency Abbreviations:
RMB — Chinese Renminbi
USD — United States Dollar
The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2019
	CSOP FTSE China A50 ETF	CSOP MSCI China A International Hedged ETF
ASSETS
Investments in unaffiliated securities, at value	$12,671,884	$1,261,356
Cash	29,969	121,890
Foreign currency, at value*	45,833	38,913
Unrealized appreciation of forward foreign currency exchange contracts	—	1,499
TOTAL ASSETS	12,747,686	1,423,658
LIABILITIES
Unrealized depreciation of forward foreign exchange currency contracts	—	8,144
Payables:
Management fees	7,643	937
TOTAL LIABILITIES	7,643	9,081
NET ASSETS	$12,740,043	$1,414,577
COMPONENTS OF NET ASSETS
Paid-in capital	$14,399,519	$1,714,240
Total distributable earnings (loss)	(1,659,476)	(299,663)
NET ASSETS	$12,740,043	$1,414,577
NET ASSET VALUE PER SHARE
Net Asset Value	$16.85	$28.29
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	755,882	50,002
COST OF INVESTMENTS
Investments in unaffiliated securities, at cost	$10,384,694	$1,186,740
Foreign currency, at cost	$46,838	$40,305

*
Amount includes cash at other banks for minimum reserve requirements of  $5,889 and $1,178, respectively.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST

STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2019
	CSOP FTSE China A50 ETF	CSOP MSCI China A International Hedged ETF
INVESTMENT INCOME:
Dividends from unaffiliated investments	$335,233	$30,419
Interest income	978	76
Less: Foreign taxes withheld	(33,638)	(3,058)
Total Investment Income	302,573	27,437
EXPENSES:
Management fees (See Note 3)	79,410	10,394
Total Expenses	79,410	10,394
NET INVESTMENT INCOME (LOSS)	223,163	17,043
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) on:
Investments in unaffiliated securities	(714,900)	(5,160)
Forward foreign currency contracts	—	28,531
Foreign currency transactions	(6,443)	32,104
Net realized gain (loss)	(721,343)	55,475
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	1,769,590	91,531
Forward foreign currency contracts	—	(15,332)
Foreign currency translations	(406)	(129)
Net change in unrealized appreciation (depreciation)	1,769,184	76,070
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,047,841	131,545
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,271,004	$148,588
The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS
	CSOP FTSE China A50 ETF
	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018
OPERATIONS:
Net investment income (loss)	$223,163	$152,694
Net realized gain (loss) on investments and foreign currency transactions	(721,343)	(176,170)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	1,769,184	(524,082)
Net increase (decrease) in net assets resulting from operations	1,271,004	(547,558)
DISTRIBUTIONS TO SHAREHOLDERS	(183,318)	(472,784)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	6,544,377	3,496,289
Cost of Shares redeemed	(4,160,844)	—
Net increase (decrease) in net assets from Capital Transactions	2,383,533	3,496,289
Net increase (decrease) in net assets	3,471,219	2,475,947
NET ASSETS
Beginning of year	9,268,824	6,792,877
End of year	$12,740,043	$9,268,824
CHANGES IN SHARES OUTSTANDING
Shares issued	400,000	200,000
Shares redeemed	(250,000)	—
Net increase (decrease) in Shares outstanding	150,000	200,000
Shares Outstanding, Beginning of Year	605,882	405,882
Shares Outstanding, End of Year	755,882	605,882
The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS
	CSOP MSCI China A International Hedged ETF
	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018
OPERATIONS:
Net investment income (loss)	$17,043	$14,693
Net realized gain (loss) on investments and foreign currency transactions	55,475	(95,091)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	76,070	(59,708)
Net increase (decrease) in net assets resulting from operations	148,588	(140,106)
DISTRIBUTIONS TO SHAREHOLDERS	(30,025)	—
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	—	—
Cost of Shares redeemed	—	—
Net increase (decrease) in net assets from Capital Transactions	—	—
Net increase (decrease) in net assets	118,563	(140,106)
NET ASSETS
Beginning of year	1,296,014	1,436,120
End of year	$1,414,577	$1,296,014
CHANGES IN SHARES OUTSTANDING
Shares issued	—	—
Shares redeemed	—	—
Net increase (decrease) in Shares outstanding	—	—
Shares Outstanding, Beginning of Year	50,002	50,002
Shares Outstanding, End of Year	50,002	50,002
The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP FTSE CHINA A50 ETF

FINANCIAL HIGHLIGHTS
Selected Data for a Share of Common Stock Outstanding Throughout each Period Indicated:
	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Period Ended September 30, 2015*
NET ASSET VALUE, Beginning of Period	$15.30	$16.74	$13.34	$15.09	$17.00
Income (loss) from operations:
Net investment income (loss)(a)	0.31	0.31	0.23	0.13	0.17
Net realized and unrealized gain (loss)	1.48	(0.59)	3.32	0.50(b)	(2.08)(b)
Total income (loss) from operations	1.79	(0.28)	3.55	0.63	(1.91)
Less Distributions From:
Net investment income	(0.24)	(1.16)	(0.15)	(2.38)	—
Total distributions	(0.24)	(1.16)	(0.15)	(2.38)	—
NET ASSET VALUE, End of Period	$16.85	$15.30	$16.74	$13.34	$15.09
MARKET VALUE, End of Period	$16.76	$15.35	$16.81	$13.52	$14.93
NET ASSET VALUE, Total Return(c)	12.05%	(2.34)%	26.94%	3.07%	(11.24)%
MARKET PRICE, Total Return(d)	10.79%	(2.11)%	25.80%	5.58%	(12.18)%
Net Assets, End of Period (thousands)	$12,740	$9,269	$6,793	$6,082	$6,880
Ratios of Average Net Assets:
Total Expenses	0.70%	0.70%	0.70%	0.70%	0.99%**
Net Expenses	0.70%	0.70%	0.70%	0.69%	0.99%**
Net Investment Income (Loss)	1.97%	1.84%	1.57%	0.95%	1.44%**
Portfolio Turnover Rate(e)	45%	20%	34%	410%	266%

*
Commencement of operations, March 10, 2015.

**
Annualized.

(a)
Per share amounts have been calculated using the Average Shares Method.

(b)
Amounts disclosed do not appear consistent with the numbers shown for these captions on the Statement of Operations and Statement of Changes in Net Assets due to the timing of subscriptions and redemptions.

(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(d)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(e)
Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

FINANCIAL HIGHLIGHTS
Selected Data for a Share of Common Stock Outstanding Throughout each Period Indicated:
	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Period Ended September 30, 2016*
NET ASSET VALUE, Beginning of Period	$25.92	$28.72	$26.41	$30.00
Income (loss) from operations:
Net investment income (loss)(a)	0.34	0.29	0.26	0.13
Net realized and unrealized gain (loss)	2.63	(3.09)	3.31	(3.72)
Total income (loss) from operations	2.97	(2.80)	3.57	(3.59)
Less Distributions From:
Net investment income	(0.60)	—	(1.26)	—
Total distributions	(0.60)	—	(1.26)	—
NET ASSET VALUE, End of Period	$28.29	$25.92	$28.72	$26.41
MARKET VALUE, End of Period	$28.11	$25.59	$28.51	$26.37
NET ASSET VALUE, Total Return(b)	11.95%	(9.75)%	14.08%	(11.97)%
MARKET PRICE, Total Return(c)	12.53%	(10.07)%	13.01%	(12.10)%
Net Assets, End of Period (thousands)	$1,415	$1,296	$1,436	$1,320
Ratios of Average Net Assets:
Net Expenses	0.79%	0.79%	0.79%	0.79%**
Net Investment Income (Loss)	1.30%	1.04%	0.95%	0.49%**
Portfolio Turnover Rate(d)	0%	16%	1%	70%

*
Commencement of operations, October 20, 2015.

**
Annualized.

(a)
Per share amounts have been calculated using the Average Shares Method.

(b)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(c)
Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d)
Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS
September 30, 2019
1. Organization
CSOP ETF Trust (the “Trust”) was organized as a Delaware statutory trust on August 12, 2014. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of two investment portfolios: the CSOP FTSE China A50 ETF and the CSOP MSCI China A International Hedged ETF (each a “Fund” and collectively, the “Funds”). Each Fund is classified as “diversified,” and therefore must meet certain diversification requirements under the 1940 Act. All payments received by the Trust for shares of a Fund belong to that Fund. The Trust may create additional portfolios and/or classes from time to time.
The investment objective of the Funds is to provide investment results that, before fees and expenses, track the performance of the following indices, respectively: the CSOP FTSE China A50 ETF tracks the performance of the FTSE China A50 Net Total Return Index and the CSOP MSCI China A International Hedged ETF tracks the performance of the MSCI China A International with CNH 100% Hedged to USD Index (each an “Index” and collectively, the “Indices”).
CSOP Asset Management Limited serves as the investment adviser to the Funds (the “Adviser” or “CSOP”).
The Net Asset Value (the “NAV”) of each Fund’s shares is calculated each day the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (generally 4:00 PM Eastern Standard Time (“EST”)). Each Fund’s NAV-per-share is calculated by dividing the Fund’s net assets by the number of Fund shares outstanding.
The Funds are exchange-traded funds (“ETFs”), which trade like other publicly traded securities. The Funds are designed to track their respective Indices. Shares of the Funds are listed and traded on NYSE Arca (the “Exchange”). Each share of a Fund represents partial ownership in an underlying portfolio of securities intended to track the designated Index. Shares of the Funds may be purchased or redeemed directly from the Funds at the NAV solely by certain large institutional investors called Authorized Participants (“APs”) who have entered into agreements with the Funds’ distributor, ALPS Distributors, Inc. (“ALPS”).
Under the Trust’s organizational documents, the Board of Trustees (the “Board”) and officers of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with vendors and other parties, which contracts provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be, but have not yet been made against the Funds. However, the Funds expect the risk of loss from such claims to be remote.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies utilized by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”) for registered investment companies, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.
a. Basis of Presentation
The accompanying financial statements were prepared in conformity with GAAP, as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”). The Trust is an investment company and follows the accounting and reporting guidance in ASC 946 (Financial Services — Investment Companies).
b. Investment Valuation
The Funds’ investments are valued pursuant to Pricing and Valuation Procedures (“Procedures”) duly approved by the Board. Pursuant to the Procedures, the Funds’ investments are generally valued using market valuations. A market valuation is a valuation that is: (i) obtained from an exchange, a Board-approved independent pricing service, or a major market maker (or dealer); (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a Board-approved independent pricing service, or a major market maker (or dealer); or (iii) based on amortized cost. The Funds will generally value exchange listed securities at market closing prices. Market closing prices are generally determined on the basis of the last

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS
September 30, 2019

2. Summary of Significant Accounting Policies – (continued)

reported sales prices, or if no sales are reported, based on the last reported quotes. Fixed income securities are generally valued based on prices provided by Board-approved independent pricing services, which may use valuation models or matrix pricing to determine current value. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Unless determined by the Adviser not to be representative of fair value, the Trust generally will use amortized cost to value fixed income or money market securities that have a remaining maturity of 60 days or less. Foreign currency forward contracts are valued at the current day’s interpolated exchange rate, as calculated using the current day’s spot rate and the thirty, sixty, ninety, and one hundred eighty day forward rates provided by an independent source. Redeemable securities issued by open-end investment companies and ETFs that are affiliated persons of the Adviser are valued at the investment company’s or ETF’s applicable NAV. Redeemable securities issued by unaffiliated investment companies and ETFs are valued as equity securities. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the prevailing exchange rates at 3:00 PM Hong Kong time on the date of valuation as provided by a Board-approved independent pricing service. With respect to securities that are primarily listed on foreign exchanges, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or sell your shares.
In the event that current market valuations are not readily available, or such valuations are deemed by the Adviser to be unreliable, the Trust’s Procedures require the Trust’s Fair Value Committee to determine a security’s fair value. In determining such value, the Fair Value Committee will make each fair value determination based on all relevant factors, which may include among other things: (i) price comparisons among multiple sources; (ii) a review of corporate actions and news events; (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices); and (iv) if applicable, certain other factors specifically relevant to the China A-Share market. Fair value pricing involves subjective judgments and it is possible that the Fair Value Committee’s fair value determination for a security could be materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Funds’ NAVs and the prices used by the Funds’ respective Indices. This may result in a difference between the Funds’ performance and the performance of the Funds’ Indices, also known as “tracking error.”
The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value within GAAP and expand disclosures about fair value measurements. These provisions apply to fair value measurements that are already required or permitted by other accounting standards and are intended to increase the consistency of those measurements and apply broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Funds’ investments.
The three tier hierarchy of inputs is summarized below:
•
Level 1 — quoted prices in active markets for identical securities

•
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•
Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). The valuation of fixed income securities held by the Funds, if any, are obtained from an independent pricing service and categorized as Level 2

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS
September 30, 2019

2. Summary of Significant Accounting Policies – (continued)

based on the use of other significant observable market based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.
Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Funds’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfer into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the valuations as of September 30, 2019, for the Funds based upon the three levels defined above:
CSOP FTSE China A50 ETF
At September 30, 2019	Total	Level 1	Level 2	Level 3
Common Stocks	$12,671,884	$12,671,884	$—	$—
Total Investments, at value	$12,671,884	$12,671,884	$—	$—
CSOP MSCI China A International Hedged ETF
At September 30, 2019	Total	Level 1	Level 2	Level 3
Common Stocks	$1,261,356	$1,261,356	$—	$—
Total Investments, at value	$1,261,356	$1,261,356	$—	$—
Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$1,499	$—	$1,499	$—
Liabilities
Forward Foreign Currency Contracts	$(8,144)	$—	$(8,144)	$—
Total Other Financial Instruments	$(6,645)	$—	$(6,645)	$—
Please refer to the Schedules of Investments to view equity securities segregated by industry type.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value during the period October 1, 2018, through September 30, 2019. Transfers into or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS
September 30, 2019

2. Summary of Significant Accounting Policies – (continued)

CSOP FTSE China A50 ETF
Common Stocks
Beginning balance on October 1, 2018	$265,192
Total realized gain (loss)	(21,096)
Change in unrealized appreciation (depreciation)	95,461
Purchases	223,960
(Sales)	(261,245)
Transfer In	—
Transfer Out	(302,272)
Balance as of September 30, 2019	$—
Change in unrealized appreciation (depreciation) from investments held as of September 30, 2019*	$—
CSOP MSCI China A International Hedged ETF
Common Stocks
Beginning balance on October 1, 2018	$31,580
Total realized gain (loss)	(6,761)
Change in unrealized appreciation (depreciation)	6,529
Purchases	—
(Sales)	(7,596)
Transfer In	—
Transfer Out	(23,752)
Balance as of September 30, 2019	$—
Change in unrealized appreciation (depreciation) from investments held as of September 30, 2019*	$—

*
Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the year end. This balance is included in the change in unrealized appreciation (depreciation) on the Statements of Operations.

The following is a summary of fair value amounts of derivative instruments on CSOP MSCI China A International Hedged ETF’s Statement of Assets and Liabilities as of September 30, 2019:
	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted For as Hedging Instruments Under ASC 815	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign Exchange Risk Exposure:
Forward Foreign Currency Contracts	Unrealized appreciation of forward foreign currency contracts	$1,499	Unrealized depreciation of forward foreign currency contracts	$8,144

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS
September 30, 2019

2. Summary of Significant Accounting Policies – (continued)

The following is a summary of the location of realized gains and losses and change in unrealized appreciation and depreciation of derivative instruments on CSOP MSCI China A International Hedged ETF’s Statement of Operations for the year ended September 30, 2019:
Derivatives Not Accounted For as Hedging Instruments Under ASC 815	Location of Gain (Loss) On Derivatives	Net Realized Gain (Loss)	Net Increase (Decrease) In Unrealized Appreciation (Depreciation)
Foreign Exchange Risk Exposure:
Forward Foreign Currency Contracts	Net realized and unrealized gain (loss) on forward foreign currency contracts	$28,531	$—
	Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	$—	$(15,332)
The average notional amount of forward foreign currency contracts during the year ended September 30, 2019 on CSOP MSCI China A International Hedged ETF, was as follows:
Notional Amount
Foreign Exchange Risk Exposure:
Forward Foreign Currency Contracts	$2,204,190
c. Foreign Currency Translations
The Funds’ accounting records are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates at 3:00 PM Hong Kong time. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments when financial statements are presented. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments but excluding investments in securities, resulting from changes in currency exchange rates.
d. Investment Transactions and Income
For financial reporting purposes, portfolio security transactions are reported on the trade date. However, for the daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following the trade date.
Dividend income is recorded on the ex-dividend date or as soon as information is available to the Funds, net of foreign taxes withheld, if any. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts.
e. Dividends and Distributions
Each Fund intends to distribute its net investment income, if any, to investors annually and to distribute net realized capital gains, if any, annually. The Funds may also pay dividends and distributions at other times, if necessary to comply with the

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS
September 30, 2019

2. Summary of Significant Accounting Policies – (continued)

distribution requirements of the Internal Revenue Code (the “Code”), as amended. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary to preserve the Funds’ eligibility for treatment as a registered investment company (“RIC”) under the Code.
f. Forward Foreign Currency Contracts
The Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.
The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Funds’ Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying a forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
g. Time Deposits
The Funds place excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Funds. These are classified as short term investments in each Fund’s respective Schedule of Investments.
h. Reclassification
GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or the NAV per share.
i. Federal Income Tax
It is the policy of the Funds to continue to qualify as RICs under Subchapter M of the Code and to distribute substantially all of their net investment income and capital gains, if any, to their shareholders. Therefore, no federal income tax provisions are required as long as the Funds qualify as RICs.
As of and during the year ended September 30, 2019, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds file income tax returns in the U.S. federal jurisdiction and Delaware.
The Funds follow ASC 740 (Income Taxes) which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will not be sustained upon examination. Management has concluded that the Funds have taken no uncertain tax positions that require adjustment to the financial statements.
Management has reviewed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2019 tax returns. Each Fund’s federal tax returns for the three prior fiscal years remain subject to examination by the Internal Revenue Service.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS
September 30, 2019

3. Transactions with Affiliates
a. Investment Advisory Agreement
The Adviser serves as the investment adviser to the Funds pursuant to an investment advisory agreement (the “Investment Advisory Agreement”). Subject at all times to the supervision and approval of the Board, the Adviser is responsible for managing the investment activities and business affairs of the Funds, as well as other administrative matters.
For its services to the Funds during the year ended September 30, 2019, the Funds paid the Adviser a management fee, which was calculated daily and paid monthly at an annual rate of 0.70% and 0.79% of the average daily net assets of the CSOP FTSE China A50 ETF and the CSOP MSCI China A International Hedged ETF, respectively.
Under the Investment Advisory Agreement, the Adviser has agreed to pay generally all expenses of the Funds. The Adviser is not responsible for interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP and other extraordinary or non-routine expenses not incurred in the ordinary course of such Fund’s business.
The Funds have contractually agreed to reduce management fees in an amount equal to any Acquired Fund Fees and Expenses incurred by the Funds from investments in affiliated funds advised by the Adviser with similar investment strategies and listed on the Hong Kong Stock Exchange. During the year ended September 30, 2019, there were no transactions with affiliated parties.
b. Distribution Agreement
ALPS, a Colorado Corporation, is the principal underwriter and distributor of the Funds’ shares. ALPS does not maintain any secondary market in Fund shares. The Adviser or ALPS, or an affiliate of the Adviser or ALPS, may directly or indirectly make cash payments to certain broker-dealers for participating in activities that are designed to make registered representatives and other professionals more knowledgeable about exchange traded products, including the Funds, or for other activities, such as participation in marketing activities and presentations, educational training programs and conferences, or the development of technology platforms and reporting systems. Payments to a broker-dealer or intermediary may create potential conflicts of interest between the broker-dealer or intermediary and their clients. These amounts, which may be significant, are paid by the Adviser and/or ALPS from their own resources and not from the assets of the Funds.
c. Other Agreements
Administrator, Custodian, Fund Accountant and Transfer Agent
Brown Brothers Harriman & Co. (“BBH”) serves as administrator, fund accountant, transfer agent and dividend disbursing agent for the Funds pursuant to an Administrative Services Agreement. BBH also serves as the custodian of the Funds pursuant to a Custodian Agreement.
Chief Compliance Officer, Treasurer and Principal Financial Officer
Foreside Fund Officer Services, LLC provides the Funds with a Chief Compliance Officer and Foreside Fund Management Services, LLC provides the Funds with a Treasurer and Principal Financial Officer.
d. Related Party Investments
The Funds are permitted to enter into forward foreign currency contracts and time deposits with an affiliate of BBH, the Administrator, Custodian, Fund Accountant and Transfer Agent. All forward foreign currency contracts with an affiliate of BBH as of September 30, 2019, have been disclosed in the Schedules of Investments. As of September 30, 2019, the Funds did not have open time deposits with an affiliate of BBH.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS
September 30, 2019

4. Capital Share Transactions
The Funds offer and redeem shares on a continuous basis at the NAV only in large blocks of 50,000 shares (a “Creation Unit”). Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain APs. An AP is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant. In each case, the AP must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each day that it is open for business (“Business Day”) and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.
Shares of the Funds will be listed and traded on the Exchange on each Business Day. Individual Fund shares may be purchased and sold on the Exchange or other secondary markets through a broker-dealer or other intermediary. Because the Funds’ shares trade at market prices rather than at their NAV, shares may trade at a price equal to the NAV, greater than the NAV (premium) or less than NAV (discount).
Retail investors will not qualify as APs. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase or sell shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.
5. Investment Transactions
During the year ended September 30, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:
Fund	Purchases	Sales
CSOP FTSE China A50 ETF	$7,497,200	$5,026,779
CSOP MSCI China A International Hedged ETF	674	11,561
6. Principal Risks
As with all investments, the value of an investment in the Funds can be expected to go up or down. You can lose money on your investment, including the possible loss of the entire principal amount of your investment, over short-term or long-term periods. An investment in the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risk factors affecting your investments in the Funds, including but not limited to those described below, are discussed in detail in the Funds’ prospectuses. Each of these factors could cause the value of an investment in a Fund to decline.
Risk of Investing in China
Investing in securities of companies organized and listed in China subjects the Funds to risks specific to China. China is a developing market and, as a result, investments in securities of companies organized and listed in China may, from time to time be subject to significantly higher volatility than investments in securities of more developed markets. China may be subject to considerable government intervention and varying degrees of economic, political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, could have a significant impact on the economy of China (and the world). Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. There is no guarantee that the Chinese government will not revert from its current open-market economy to the economic policy of central planning that it implemented prior to 1978. These factors may result in, among other things, a greater risk of stock market fluctuations, interest rate fluctuations and currency fluctuations, as well as inflation. It may also be difficult or impossible for the Funds to obtain or enforce a judgment in a Chinese court.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS
September 30, 2019

6. Principal Risks – (continued)

Risk of Investments in A-Shares
The Indices are comprised of A-Shares listed on the Shanghai and Shenzhen Stock Exchanges. In seeking to track the performance of the Indices, the Funds intend to invest directly in A-Shares through the Adviser’s Renminbi Qualified Foreign Institutional Investor (“RQFII”) quota, and will also invest in eligible A-Shares through the Shanghai-Hong Kong Stock Connect program. Therefore, the size of the Funds’ direct investment in A-Shares is limited by both the size of the Adviser’s RQFII quota and any trading limits or other restrictions applicable to A-Shares traded through the Shanghai-Hong Kong Stock Connect program. This places practical limitations on the size of the Funds and may have a negative impact on the trading of the Funds’ shares. In addition, the RQFII quota of the Adviser may be reduced or revoked by the Chinese regulators if, among other things, the Adviser fails to comply with applicable Chinese regulations. If the Adviser’s RQFII quota was, or RQFII quotas generally were, reduced or eliminated, the Funds could be required to dispose of a portion of their A-Share holdings. This would likely have a material adverse impact on the Funds’ performance and their ability to meet their investment objectives. If the Funds are unable to obtain sufficient exposure to the performance of the Index due to the limited availability of the Adviser’s RQFII quota, or trading or other restrictions on the Shanghai-Hong Kong Stock Connect program, the Funds could be forced to limit or suspend the issuance of new shares until the Adviser determines that the requisite exposure to the Index is obtainable. Any limits on the Funds’ ability to issue new shares could cause the Funds’ shares to trade at a premium or discount to the NAV of the Funds and the Funds could experience substantial redemptions.
The Chinese government may intervene in the A-Share market and halt or suspend trading of A-Share securities for short or even extended periods of time. These trading halts and suspensions have, among other things, contributed to uncertainty in the markets and reduced the liquidity of the securities subject to such trading halts and suspensions, including a number of securities held by the Fund. If the trading in a significant number of the Funds’ A-Share holdings is halted or suspended, the Funds’ portfolios could become illiquid. In such event, the Funds may have difficulty selling their portfolio positions until the trading halt or suspension is lifted, or may not be able to sell such securities at all. As a result, the Funds may need to sell other more liquid portfolio holdings at a loss or at times when they otherwise would not do so to generate sufficient cash to satisfy redemption requests. This could have a negative impact on the Funds’ performance and increase the Funds’ tracking error. If a significant number of securities held by the Funds are suspended or unavailable for sale, the Funds are permitted to delay settlement of redemption requests up to seven days. Trading halts or suspensions may make it difficult for the Funds to obtain prices for such securities and may require the Funds to “fair value” a portion of their portfolio holdings. In such case, the determined fair value for an investment may be different than the value realized upon the disposition of such investment. Furthermore, trading halts or suspensions of the Funds’ portfolio securities may also have a negative impact on the trading price of Fund shares and increase the volatility of such trading prices.
Risk of Investment and Repatriation Restrictions
Investments by the Funds in the People’s Republic of China (“China” or the “PRC”) securities are subject to governmental pre-approval limitations on the quantity that the Funds may purchase, as well as limits on the classes of securities in which the Funds may invest. Repatriations by holders of RQFII quotas are currently permitted daily and are not subject to repatriation restrictions or prior regulatory approval. However, there is no assurance that PRC rules and regulations will not change or that repatriation restrictions will not be imposed in the future. Further, such changes to the PRC rules and regulations may be applied retroactively. Any restrictions on repatriation of the Funds’ portfolio investments may have an adverse effect on the Funds’ performance and the Funds’ ability to meet redemption requests.
A-Shares Tax Risk
The Funds’ investments in A-Shares will be subject to a number of taxes and tax regulations in China. The application of many of these tax regulations is at present uncertain. Moreover, the PRC has implemented a number of tax reforms in recent years, including the value added tax reform, and may continue to amend or revise existing PRC tax laws in the future. Changes in applicable PRC tax law, particularly taxation on a retrospective basis, could reduce the after-tax profits of the Funds directly or indirectly by reducing the after-tax profits of the companies in the PRC in which the Funds invest. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-Shares could result in unexpected tax

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS
September 30, 2019

6. Principal Risks – (continued)

liabilities for the Funds. The Funds’ investments in securities issued by PRC companies, including A-Shares, may cause the Funds to become subject to withholding income tax and other taxes imposed by the PRC. The PRC taxation rules are evolving, may change, and new rules may be applied retroactively. Any such changes could have adverse impact on the Funds’ performance.
Risk of Investing Through Shanghai-Hong Kong Stock Connect
The Funds may invest in China A Shares listed and traded on the Shanghai Stock Exchange through the Shanghai-Hong Kong Stock Connect program. Trading through the Shanghai-Hong Kong Stock Connect program is subject to a number of restrictions that may impact the Funds’ investments and returns. Among other restrictions, investors in securities obtained via the Shanghai-Hong Kong Stock Connect program are generally subject to Chinese securities regulations and Shanghai Stock Exchange rules. Securities obtained via the Shanghai-Hong Kong Stock Connect program generally may only be sold, purchased or otherwise transferred through the Shanghai-Hong Kong Stock Connect program in accordance with applicable rules. Although the Funds are not subject to individual investment quotas, daily investment quotas designed to limit the maximum daily net purchases on any particular day apply to all participants in the Shanghai-Hong Kong Stock Connect program. These daily investment quotas may restrict or preclude the ability of the Funds to invest in securities obtained via the program. Additionally, investments made through the Shanghai-Hong Kong Stock Connect program are subject to trading, clearance and settlement procedures that are relatively untested in China, which could pose risks to the Funds.
Risk of Investing in Issuers listed on the ChiNext Board
The issuers listed on the ChiNext Board generally are companies in the early stages of development pursuing ventures in the scientific development, innovation and media industries. As a result, these issuers generally have limited operating histories, less mature business models, and limited risk management capacity. These traits cause ChiNext-listed issuers to be vulnerable to market risks and market volatility, both of which may adversely affect the performance of an issuer and thus, the Funds’ investment in such issuer.
Authorized Participant Concentration Risk
Only an AP (as defined in note 1. Organization) may engage in creation or redemption transactions directly with the Funds. The Funds have a limited number of institutions that serve as AP, none of which are obligated to engage in creation and/or redemption transactions. To the extent that one or more of these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Funds and no other AP is able to step forward to create or redeem, there may be a significantly diminished trading market for Fund shares which may cause them to trade at a discount (or premium) to NAV and possibly face trading halts and/or delisting.
Concentration Risk
To the extent that the Funds’ investments are concentrated in the securities of China, or a particular issuer or issuers, market, industry, group of industries, sector or asset class, the Funds may be more adversely affected by the underperformance of those securities, subject to increased price volatility, and more susceptible to adverse economic, market, political and regulatory occurrences than if the Funds’ assets were more diversified.
Costs of Buying or Selling Fund Shares
Investors buying or selling shares in the secondary market will normally pay brokerage commissions or other fees which have the effect of reducing their Funds’ returns. These fees are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares.
Custody Risk
Less developed markets such as China are more likely to experience problems with the clearance and settlement of trades and the holding of securities by local banks, agents and depositories. Local agents are held only to the standards of care of their local markets, and in general, the less developed a country’s securities markets are, the greater the likelihood of custody and settlement problems.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS
September 30, 2019

6. Principal Risks – (continued)

Applicable PRC regulations require that the A-Shares purchased for the Funds by the Adviser may be credited to a security’s trading account maintained in the joint names of the Funds and the Adviser. The Adviser may similarly credit all non-A-Share securities to a security’s trading account maintained in the joint names of the Funds and the Adviser. The Adviser may not use the account for any purpose other than maintaining the Funds’ assets. However, given that the securities trading account will be maintained in the joint names of the Adviser and the Funds, the Funds’ assets may not be as well-protected as they would be if it were possible for them to be registered and held solely in the name of the Funds. In particular, there is a risk that creditors of the Adviser may assert that the securities are owned by the Adviser and not the Funds, and that a court would uphold such an assertion. If this were to occur, creditors of the Adviser could seize assets of the Funds, resulting in potentially substantial losses to the Funds and Funds’ investors.
Derivatives Risk
The Funds may invest in derivatives. Examples of derivatives include forward currency contracts, futures contracts and options contracts. Derivatives are subject to a number of risks, including market, correlation, leverage and interest rate risks. Derivatives may experience dramatic price changes and imperfect correlations between the price of the derivative contract and the underlying assets, rates, indices or other indicators, which may increase the Funds’ volatility and have a negative impact on the Funds’ returns.
Emerging Markets Risk
While China’s economy has expanded in recent years, China is still considered an emerging market economy. As such, the Funds’ investments are subject to greater risk of loss than investments in more developed markets. This is due to, among other things, increased risk of government intervention, greater market volatility, lower trading volume and liquidity constraints, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than is typically found in more developed markets.
Equity Securities Risk
An investment in the Funds involves risks similar to those of investing in any fund holding equity securities, and its value may be affected by market fluctuations, changes in interest rates, perceived trends in stock prices, general economic conditions, and factors related to specific issuers in which the Fund invests. Equity securities may be vulnerable to volatile changes in value, that cause their values to go up or down significantly and without warning.
Financial Sector Risk
The Indices, and thus the Funds, may be concentrated (i.e., invest more than 25% of their assets) in the financial sector. Companies in the financial sector are subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Greater involvement in the financial sector by the Chinese government poses additional risks for investors, including the risk of appropriation or seizure of assets by the Chinese government, and the risk of abrupt changes in government policy or regulation.
Index Tracking Error Risk
As with other index funds, the performance of the Funds may vary from the performance of the Indices as a result of each Fund’s respective fees and expenses, the use of representative sampling, brokerage and transaction costs, the effect of Chinese taxes, and other factors. In addition, the Funds may not be able to invest in certain securities included in the Indices or invest in them in the exact proportions they represent of the Indices, due to market disruptions, legal restrictions or limitations imposed by the Chinese government, certain NYSE Arca listing standards, or a lack of liquidity on stock exchanges in which such securities trade. The Funds may not be fully invested at times either as a result of cash flows into the Funds or reserves of cash held by the Funds to meet redemptions or pay expenses. In addition, foreign exchange fluctuations and any issues the Funds encounter with regard to currency convertibility (including the cost of borrowing funds, if any) and repatriation may also increase the index tracking error risk.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS
September 30, 2019

6. Principal Risks – (continued)

International Closed Market Trading Risk
Because the Funds’ underlying securities trade on an exchange that is closed when the securities exchange on which the Funds’ shares list and trade is open, there are likely to be deviations between the current pricing of an underlying security and stale security pricing (i.e., the last quote from its closed foreign market), resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.
Large-Capitalization Securities Risk
The Funds’ investments are expected to be composed primarily of securities of large-capitalization issuers. As a result, the Funds will be subject to the risk that large-capitalization issuers, and thus the Funds’ portfolios, may underperform other segments of the Chinese equity market or the equity market as a whole.
Market Risk
Market risk is the risk that the market price of a security may move up and down, sometimes rapidly and unpredictably. The Funds’ NAVs and market prices, like securities prices generally, will fluctuate within a wide range in response to many factors. As a result, the performance of the Funds could vary from their stated objective, and you could lose money.
Mid-Capitalization Securities Risk
The CSOP MSCI China A International Hedged ETF’s investments are expected to include securities of mid-capitalization issuers. Compared to large-capitalization issuers, mid-capitalization issuers may be less stable and more susceptible to adverse developments, as they are more likely to have narrower product lines, fewer financial resources, less management depth and experience, and less competitive strength. In addition, securities of mid-capitalization issuers may be more volatile and less liquid, and the returns on investments could trail the returns on investments in securities of large-capitalization companies.
Non-U.S. Currency Risk
The Funds’ assets will be invested primarily in the securities of issuers in China, and the gains, losses and income received by the Funds will be denominated primarily in Chinese Renminbi (“RMB”) whereas the Funds’ reference currency is the U.S. dollar. As a result, the Funds’ performance may be adversely affected by changes in currency exchange rates, which can be very volatile and change quickly and unpredictably. Such fluctuations may be due to changes in interest rates, investors’ expectations concerning inflation and interest rates, the imposition of currency controls or other national or global political or economic developments. Moreover, Funds may incur costs in connection with conversions between U.S. dollars and foreign currencies. In addition, the remittance of foreign currency and the exchange of RMB within China are subject to significant governmental restrictions. Because all transactions in A-Shares must be settled in RMB, limitations of the supply of RMB may adversely affect the Funds’ operations. There is no assurance that the Funds will continue to have access to sufficient amounts of RMB to remain fully invested.
Non-U.S. Securities Risk
Non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation, decreased market liquidity and political instability. In addition, because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities in such markets.
Passive Investment Risk
The Funds are not actively managed, and, therefore, will not sell securities due to current or projected underperformance of the security, industry or sector.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS
September 30, 2019

6. Principal Risks – (continued)

Risk of Cash Transactions
Unlike some other ETFs, the Funds expect to effect creations and redemptions principally in cash, rather than through the in-kind contribution or redemption of securities. As a result, an investment in the Funds may be less tax-efficient than an investment in an ETF that transacts in-kind.
Secondary Market Trading Risk
Trading in the Funds’ shares may be halted by the Exchange, or any other exchange on which the Funds’ shares are traded because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Funds. In addition, although the Funds’ shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. The value of the securities in the Funds’ portfolio may change on days when shareholders will not be able to purchase or sell the Funds’ shares.
Shares of the Fund May Trade at Prices Other than NAV
Although market prices for the Funds’ shares generally are expected to closely correspond to the Funds’ NAVs, it is expected that, as with all ETFs, there will be times when the market price of the Funds’ shares are higher or lower than the NAVs of such shares. The risk that shares of the Funds may trade at prices other than NAV is heightened in times of market stress or volatility.
Cybersecurity Risk
Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Funds, the Adviser, and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.
7. Beneficial Ownership
Certain owners of the Adviser are also owners and/or trustees of the Funds. These individuals may receive benefits from any management fees paid to the Adviser.
8. Federal Income Taxes
Each Fund intends to qualify and has elected to be treated as a separate RIC under Subchapter M of the Code. To qualify and maintain their tax status as RICs, the Funds must annually meet certain income and asset diversification requirements and must distribute annually at least 90 percent of their “investment company taxable income” (which includes dividends, interest and net short-term capital gains).
As RICs, the Funds generally will not have to pay corporate-level federal income taxes on any ordinary income or capital gains distributed to shareholders. If the Funds fail to qualify as RICs for any year (subject to certain curative measures allowed by the Code) the Funds will be subject to regular corporate-level income tax in that year on all of the taxable income, regardless of whether the Funds make any distributions to shareholders. In addition, distributions will be taxable to the Funds’ shareholders generally as ordinary dividends to the extent of the Funds’ current and accumulated earnings and profits.
Tax character of distributions to Shareholders paid during the years ended September 30, 2019, and September 30, 2018, were as follows:
	Ordinary Income
Fund	2019	2018
CSOP FTSE China A50 ETF	$183,318	$472,784
CSOP MSCI China A International Hedged ETF	30,025	—

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS
September 30, 2019

8. Federal Income Taxes – (concluded)

As of September 30, 2019, the components of distributable earnings on a tax basis were as follows:
Fund	Undistributed Ordinary Income	Net Unrealized Appreciation (Depreciation)	Late Year Ordinary Loss Deferral	Capital Loss Carryforward	Total Accumulated Earning/(Losses)
CSOP FTSE China A50 ETF	$961,151	$932,024	$—	$(3,552,651)	$(1,659,476)
CSOP MSCI China A International Hedged ETF	123,056	(50,069)	—	(372,650)	(299,663)
Primarily as a result of differing book/tax treatment of investment activity, on September 30, 2019, reclassifications are as follows:
	Increase (Decrease)
Fund	Total Distributable Earning (Loss)	Paid-in Capital
CSOP FTSE China A50 ETF	$2	$(2)
CSOP MSCI China A International Hedged ETF	(2)	2
These reclassifications are primarily related to U.S. Internal Revenue Code Section 988 currency transactions, and passive foreign investment companies (“PFIC”) sold by the Funds.
The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and investments in PFIC.
The Funds have capital loss carryforwards as of September 30, 2019, which are as follows:
	Capital Loss Carryforward
Fund	Short-Term	Long-Term	Total
CSOP FTSE China A50 ETF	$2,261,546	$1,291,105	$3,552,651
CSOP MSCI China A International Hedged ETF	259,053	113,597	372,650
Under the Regulated Investment Company Modernization Act of 2010, capital loss carryforwards incurred in tax years starting after December 22, 2010 will not be subject to expiration.
9. Subsequent Events
In preparing these financial statements, Fund management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Fund management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date, other than following:
On October 31, 2019, the Board of Trustees of the Trust approved a Plan of Reorganization (the “Plan”) for the CSOP FTSE China A50 ETF. The Plan is contingent upon the approval of the Fund’s shareholders. Under the terms of the Plan, if approved by the shareholders, the Fund will be reorganized into a newly created series of Pacer Funds Trust, a Delaware statutory trust.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of CSOP ETF Trust
   and the Shareholders of CSOP FTSE China A50 ETF and
   CSOP MSCI China A International Hedged ETF
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of CSOP FTSE China A50 ETF and CSOP MSCI China A International Hedged ETF, each a series of shares of beneficial interest in CSOP ETF Trust (the “Funds”), including the schedules of investments, as of September 30, 2019, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights as noted in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights as noted in the table below, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the period March 10, 2015 (commencement of operations) to September 30, 2015 for the CSOP FTSE China A50 ETF were audited by other auditors, whose report dated November 30, 2015 expressed an unqualified opinion on such financial highlights.
Fund	Financial Highlights
CSOP FTSE China A50 ETF	For each of the years in the four-year period ended September 30, 2019.
CSOP MSCI China A International Hedged ETF	For each of the years in the three-year period ended September 30, 2019 and for the period from October 20, 2015 (commencement of operations) through September 30, 2016
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2019 by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
BBD, LLP
We have served as the auditor of one or more of the Funds in the CSOP ETF Trust since 2016.
Philadelphia, Pennsylvania
November 19, 2019

ADDITIONAL FEDERAL TAX INFORMATION
September 30, 2019 (unaudited)
For the taxable period ended September 30, 2019, the following percentages of income dividend paid by the Fund are hereby designated as qualified dividend income:
Qualified Dividend Income
CSOP FTSE China A50 ETF	100.00%
CSOP MSCI China A International Hedged ETF	86.24%
The actual qualified dividend income distributions will be reported to shareholders on Form 1099-DIV which will be sent to shareholders shortly after calendar year end.
The following Fund met the requirements of Section 853 of the Internal Revenue Code and elected to pass through to its shareholders credit for foreign taxes paid. The total amount of income received by the Fund from resources within the foreign countries and possessions of the United States and of taxes paid to such countries are as follows:
	Gross Foreign Income		Foreign Taxes Paid
	Amount	Per Share	Amount	Per Share
CSOP FTSE China A50 ETF	$335,233	$0.44	$33,638	$0.04
The foreign taxes paid will be reported to shareholders on Form 1099-DIV which will be sent to shareholders shortly after calendar year end.

OTHER INFORMATION (unaudited)
Proxy Voting Information
A description of CSOP ETF Trust’s proxy voting policies and procedures is attached to the Trust’s Statement of Additional Information, which is available without charge by visiting the Trust’s website at www.csopasset.us or the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or by calling toll-free 1-844-209-2937.
In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling toll-free 1-844-209-2937 or on the SEC’s website at www.sec.gov.
Quarterly Portfolio Holdings Information
CSOP ETF Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal period on Form N-Q. The Trust’s Forms N-Q will be available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Trust’s’ Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Trust’s full portfolio holdings are updated daily and available on the Trust’s website at www.csopasset.us.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SUPPLEMENTAL INFORMATION (unaudited)
Premium/Discount Information
The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the last sale price on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.
The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.
Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.
CSOP FTSE China A50 ETF
Period Covered: October 1, 2018 through September 30, 2019
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	9	3.60%
Greater than 1.5% and Less than 2.0%	9	3.60%
Greater than 1.0% and Less than 1.5%	24	9.60%
Greater than 0.5% and Less than 1.0%	33	13.20%
Between 0.5% and -0.5%	122	48.80%
Less than -0.5%	53	21.20%
Total	250	100.00%
CSOP MSCI China A International Hedged ETF
Period Covered: October 1, 2018 through September 30, 2019
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	0	0.00%
Greater than 1.5% and Less than 2.0%	0	0.00%
Greater than 1.0% and Less than 1.5%	0	0.00%
Greater than 0.5% and Less than 1.0%	7	3.30%
Between 0.5% and -0.5%	62	29.25%
Less than -0.5%	143	67.45%
Total	212	100.00%

TRUSTEES AND OFFICERS OF THE TRUST (unaudited)
Name, Address(1) and Age	Position with Trust and Length of Term(2)	Principal Occupations in the Past 5 Years	Number of Portfolios in Fund Complex(3) Overseen by Trustee	Other Directorships Held in the Past 5 Years
Interested Trustees
Chen Ding (Born: 1969)	Trustee (since 2015)(4)	CEO of CSOP Asset Management Limited (2008 – present)	2	CSOP Asset Management Limited
(2008 – present); Chinese Asset
Management Association of
Hong Kong Limited (2013 – present);
Chinese Securities Association of
Hong Kong (2013 – present);
Source CSOP Markets plc (2014 – 2017);
CSOP Alternative Funds plc (2014 – 2016);
CSOP Investment Funds plc (2014 – 2017);
Alternative Value Investments Limited
(2016 – present); Famous Dragon Capital
Limited (2016 – present); The Hong Kong
Chinese Enterprises Association
(2015 – present); Chinese Financial
Association of Hong Kong (2015 – present);
CSOP Asset Management Pte. Ltd.
				(2018 – present).
Independent Trustees
Karl-Otto Hartmann (Born: 1955)	Trustee (since 2015)	Founder and CEO of IntelliMagic LLC consulting practice (2005 – present); CEO of 40Act.com, LLC (2012 – present); Adjunct Faculty at Suffolk University School of Law (2007 – present)	2	Horizons ETF Trust (2014 – 2017).
Chia Ling Chen (Born: 1970)	Trustee (since 2015)	CEO of China Asset Management (Hong Kong) Limited (2009 – 2014)	2	Chyang Sheng Dyeing & Finishing Co., Ltd. (2015 – present); China Aircraft Leasing Group Holdings Limited (2016 – 2018).

(1)
Unless otherwise noted, the business address of each Trustee is Suite 2802, Two Exchange Square, 8 Connaught Place, Central, Hong Kong.

(2)
Each Trustee shall serve until death, resignation or removal.

(3)
The term “Fund Complex” refers to CSOP ETF Trust.

(4)
Ms. Ding may be deemed to be an “interested” person of the Funds, as that term is defined in the 1940 Act, by virtue of her affiliation with the Adviser and/or its affiliates.

TRUSTEES AND OFFICERS OF THE TRUST (unaudited) (concluded)
Name, Address(1) and Age	Position with Trust and Length of Term(2)	Principal Occupations in Past 5 Years
Chen Ding (Born: 1969)	President (since 2015); and Principal Executive Officer (since 2016)	CEO, CSOP Asset Management Limited (2008 – present)
Michelle Wong (Born: 1980)	Secretary (since 2015)	Senior Executive Director, General Counsel and CCO, CSOP Asset Management Ltd.
(2017 – present); Director,
China Southern Dragon Dynamic
Multi Strategy Fund SPC (2017 – present); Director, China Southern Dragon Dynamic Fund (2016 – present); Director, CSOP Simpleway Multi Strategy
Fund SPC (2016 – present);
Executive Director, General Counsel and CCO, CSOP Asset Management Ltd. (2016 – 2017); Director,
General Counsel and Head of Legal and Compliance, CSOP Asset Management Ltd. (2015 – 2016); Director, Legal Counsel, CSOP Asset Management Ltd. (2014 – 2015); Assistant Solicitor, Reed Smith Richards Butler (2009 – 2014).
Monique Labbe (Born: 1973)	Principal Financial Officer and Treasurer (since 2015)	Senior Director, Foreside Fund Management Services, LLC (2014 – present).
Patrick J. Keniston, Esq. (Born: 1964)	Chief Compliance Officer (since 2015)	Managing Director, Foreside Fund Officer Services, LLC (October 2008 – present).

(1)
The business address of Mses. Chen Ding and Michelle Wong is Suite 2802, Two Exchange Square, 8 Connaught Place, Central, Hong Kong. The business address of Ms. Monique Labbe is 10 High Street, Suite 302, Boston, MA 02110. The business address of Mr. Patrick J. Keniston is 3 Canal Plaza, Portland, ME 04101.

(2)
Each officer shall serve until death, resignation or removal.

DISCLAIMERS (unaudited)

CSOP FTSE China A50 ETF
FTSE International Limited (“FTSE”) is not affiliated with the Trust, the Adviser, the Fund’s administrator, custodian, transfer agent or distributor, or any of their respective affiliates.
FTSE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR STRATEGIES OR ANY DATA INCLUDED HEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL FTSE HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, OR FOR ANY LOST PROFITS, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
FURTHERMORE, CSOP FTSE CHINA A50 ETF IS NOT IN ANY WAY SPONSORED, ENDORSED, SOLD OR PROMOTED BY FTSE OR THE LONDON STOCK EXCHANGE GROUP (“LSEG”) COMPANIES (TOGETHER, THE “LICENSOR PARTIES”), AND NONE OF THE LICENSOR PARTIES MAKE ANY CLAIM, PREDICTION, WARRANTY OR REPRESENTATION WHATSOEVER, EXPRESSLY OR IMPLIEDLY, AS TO ANY OF: (I) THE RESULTS TO BE OBTAINED FROM THE USE OF THE FTSE CHINA A50 NET TOTAL RETURN INDEX (THE “INDEX”) (UPON WHICH THE FUND IS BASED); (II) THE FIGURE AT WHICH THE INDEX IS SAID TO STAND AT ANY PARTICULAR TIME ON ANY PARTICULAR DAY OR OTHERWISE; OR (III) THE SUITABILITY OF THE INDEX FOR THE PURPOSE TO WHICH IT IS BEING PUT IN CONNECTION WITH THE FUND. NONE OF THE LICENSOR PARTIES HAVE PROVIDED OR WILL PROVIDE ANY FINANCIAL OR INVESTMENT ADVICE OR RECOMMENDATION IN RELATION TO THE INDEX TO THE ADVISER OR ITS CLIENTS. THE INDEX IS CALCULATED BY FTSE OR ITS AGENT. NONE OF THE LICENSOR PARTIES SHALL BE (A) LIABLE (WHETHER IN NEGLIGENCE OR OTHERWISE) TO ANY PERSON FOR ANY ERROR IN THE INDEX OR (B) UNDER ANY OBLIGATION TO ADVISE ANY PERSON OF ANY ERROR THEREIN.
ALL RIGHTS IN THE INDEX VEST IN FTSE. “FTSE”IS A TRADEMARK OF LSEG, AND IS USED BY FTSE UNDER LICENSE.
CSOP MSCI China A International Hedge ETF
MSCI Inc. (“MSCI”) is not affiliated with the Trust, the Adviser, the Funds’ administrator, custodian, transfer agent or distributor, or any of their respective affiliates.
THE CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI, ANY OF ITS AFFILIATES, OR ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDICES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY THE ADVISER. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDICES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE FUND OR THE ISSUER OR OWNERS OF THE FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDICES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE FUND ARE REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE FUND.
ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDICES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY

MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
NO PURCHASER, SELLER OR HOLDER OF THIS SECURITY, PRODUCT OR FUND, OR ANY OTHER PERSON OR ENTITY, SHOULD USE OR REFER TO ANY MSCI TRADE NAME, TRADEMARK OR SERVICE MARK TO SPONSOR, ENDORSE, MARKET OR PROMOTE THIS SECURITY WITHOUT FIRST CONTACT MSCI TO DETERMINE WHETHER MSCI’S PERMISSION IS REQUIRED. UNDER NO CIRCUMSTANCES MAY ANY PERSON OR ENTITY CLAIM ANY AFFILIATION WITH MSCI WITHOUT THE PRIOR WRITTEN PERMISSION OF MSCI.

CSOP ETF TRUST

Investment Adviser
CSOP Asset Management Limited
2801-2803, Two Exchange Square, 8 Connaught Place
Central, Hong Kong
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004-2541
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experience of its management, marketability of shares and other information.

Item 2. Code of Ethics.

As of the period ended September 30, 2015, the Registrant has adopted a code of ethics (“Code”) that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. The Registrant has not amended any provision in its Code that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. A copy of this Code is filed as an Exhibit to this Form N-CSR pursuant to Item 12(a)(1).

The Registrant has not granted any waiver, including any implicit waiver, from a provision of its Code to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that Karl-Otto Hartmann possesses the attributes identified in Instruction (b) of Item 3 to Form N-CSR to each qualify as an “audit committee financial expert,” and has designated Karl-Otto Hartmann as the Registrant’s audit committee financial expert. Mr. Karl-Otto Hartmann is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

The aggregate fees billed for the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $26,000 in 2018 and $26,000 in 2019.

(b)	Audit Related Fees

The aggregate fees billed in each of the last two fiscal years for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 in 2018 and $0 in 2019.

(c)	Tax Fees

The aggregate fees billed in each of the last two fiscal years for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning were $8,000 in 2018 and $8,000 in 2019.  These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification.

(d)	All Other Fees

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 in 2018 and $0 in 2019.

(e)(1)	Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees were 0%; Tax Fees were 100%; and Other Fees were 0%.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for the last two fiscal years of the Registrant were $0 for 2018 and $0 for 2019.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees by the Registrant’s Board of Trustees that would require disclosures herein.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities For Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.
(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 12(a)(2) to this Form N-CSR.
(a)(3)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 12(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CSOP ETF Trust

By: (Signature and Title)

/s/Ding Chen_____________

Ding Chen

Title:  Principal Executive Officer

Date: December 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/Ding Chen______________

Ding Chen

Title: Principal Executive Officer

Date: December 6, 2019

By: (Signature and Title)

/s/Monique Labbe___________

Monique Labbe

Title: Treasurer and Principal Financial Officer

Date: December 6, 2019